Cover	Feb. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2024
Entity File Number	001-36763
Entity Registrant Name	Innoveren Scientific, Inc.
Entity Central Index Key	0001591165
Entity Tax Identification Number	46-3312262
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	151 W4th St.,
Entity Address, Address Line Two	Ste 223
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(844)
Local Phone Number	633-6839
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false